INVENTORIES	9 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES
Inventories as of September 30, 2019 and December 31, 2018 consist of the following:

	September 30, 2019	December 31, 2018
	(in millions)
Raw materials	$1,493	$1,293
Work-in-process	776	576
Finished goods	5,847	4,857
Total inventories	$8,116	$6,726